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                               SEMI-ANNUAL REPORT





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                           THE TRAUTMAN KRAMER TRUST


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                        Trautman Kramer Value Plus Fund













                                 April 30, 1998

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                               TABLE OF CONTENTS



                                                                Page
                                                                ----


    Shareholder Letter..........................................  1

    Schedule of Investments.....................................  2

    Statement of Assets and Liabilities.........................  3

    Statement of Operations.....................................  4

    Statement of Changes in Net Assets..........................  5

    Financial Highlights........................................  6

    Notes to the Financial Statements...........................  7



               ________________________________________________



                              NOTICE TO INVESTORS


         This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trautman Kramer Trust. Please call 1-888-852-6825 for a free prospectus. Read it carefully before you invest.


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Dear Fellow Shareholder:

     This is our first shareholder letter since the Trautman Kramer Value Plus Fund became effective on April 1, 1998 and I would like to take this opportunity to welcome you to the Fund.

     For the one-month period ended April 30, 1998, the Trautman Kramer Value Plus Fund generated a return of -1.7%. Over the same period, the S&P 500 registered a 1.01% return. During this initial commencement period, as the Fund's long term portfolio is being constructed, we would expect greater than normal volatility. As the Fund grows in size and the portfolio becomes more diversified, our value approach should produce portfolio returns less volatile than those of the broader market.

     In these early days, we have sought value in out of favor companies or overlooked stocks that have not participated in the enormous market rally of the past few years. Obviously, if the market continues its dramatic rally, these shares will under perform. We believe the case for a continued, unprecedented rally in the stock market is not a strong one and would more likely expect that a cautious approach to stocks is warranted. As value investors, our method focuses on the individual characteristics of each potential investment, rather than basing our investments on our perception of the overall market. "It's a market of stocks, not a stock market," as the saying goes. Nonetheless, at current lofty valuations, the market environment for a value investor is challenging. We will strive to meet that challenge by focusing on individual companies whose long term outlook is favorable while the near term downside risk appears minimal.

     As the Fund grows in size, we will augment our value investments with positions in promising private placement opportunities. While the Fund is limited to no more than 10% of its assets to be invested in private placements, we believe that well-chosen private placement investments could have a significant positive impact on portfolio returns.

     As your fellow shareholder, I am looking forward to an exciting future with the Trautman Kramer Value Plus Fund and encourage you to visit our newly updated Web Site at www.tkco.com.

Robert Kramer
Chairman

                                       1
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================================================================================
TRAUTMAN KRAMER VALUE PLUS FUND
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SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)


COMMON STOCKS - 66.5%                          NUMBER OF SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 14.2%
Burlington Industries, Inc.*                        1,000             $17,500
Kmart Corporation*                                  1,000              17,438
Polaroid Corporation                                  500              22,000
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                                                                       56,938
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ENERGY - 6.4%
Murphy Oil Corporation                                500              25,719
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                                                                       25,719
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FORESTRY - 7.1%
Deltic Timber Corporation                           1,000              28,563
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                                                                       28,563
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INSURANCE - 3.3%
Frontier Adjusters of America Inc.                  5,000              13,125
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                                                                       13,125
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MEDICAL SERVICES - 4.8%
Integrated Health Services, Inc.                      500              19,160
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                                                                       19,160
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METALS & MINERALS - 12.0%
Broken Hill Proprietary Company Limited ADR         1,000              19,750
Inco Limited                                        1,000              17,562
Kaiser Aluminum Corporation*                        1,000              10,642
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                                                                       47,954
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PAPER PRODUCTS - 4.2%
Longview Fibre Company                              1,000              16,937
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                                                                       16,937
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PUBLISHING - 4.2%
Golden Books Family Entertainment, Inc.*            1,500              16,969
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                                                                       16,969
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REAL ESTATE - 4.5%
Catellus Development Corporation*                   1,000              17,812
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                                                                       17,812
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TECHNOLOGY - 5.8%
UNOVA, Inc.*                                        1,000              23,250
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                                                                       23,250
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TOTAL COMMON STOCKS (COST OF $272,948)                                266,427
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                                                 PRINCIPAL
                                                  AMOUNT
SHORT TERM INVESTMENTS - 24.7%                    ------
U.S. Treasury Bill, 4.70% due 07/02/98           $100,000              99,178
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TOTAL SHORT TERM INVESTMENTS (COST $99,182)                            99,178
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TOTAL INVESTMENTS (COST $372,130) - 91.2%                             365,605

OTHER ASSETS LESS LIABILITIES - 8.8%                                   35,262
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TOTAL NET ASSETS - 100.0%                                            $400,867
                                                                      -------

* Non-income producing security.




                       See Notes to Financial Statements

                                       2
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================================================================================
TRAUTMAN KRAMER VALUE PLUS FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998
(Unaudited)
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ASSETS:
   Investments, at value (Cost of $372,130 )                 $      365,605
   Dividends receivable                                                  21
   Organizational expenses, net of accumulated amortization          41,013
   Cash                                                              65,344
   Prepaid Assets                                                    13,197
                                                               -------------
       Total assets                                                 485,180
                                                               -------------

LIABILITIES:
   Payable for securities purchased                                  29,802
   Payable to Investment Adviser                                     40,301
   Accrued expenses and other liabilities                            14,210
                                                               -------------
       Total Liabilities                                             84,313
                                                               -------------


NET ASSETS                                                   $      400,867
                                                               =============


NET ASSETS CONSIST OF:
   Paid in Capital                                           $      407,119
   Accumulated undistributed net investment income                      273
   Net unrealized depreciation on investments                        (6,525)
                                                               =============
       Total Net Assets                                      $      400,867
                                                               =============

CLASS A:
   Net Assets                                                $      108,044
   Shares outstanding (unlimited number of shares
    authorized, $.001 par value)                                     10,996
   Net asset value and redemption price per share            $         9.83
                                                               =============
   Maximum offering price per share                          $        10.24
                                                               =============

CLASS B:
   Net Assets                                                $      292,823
   Shares outstanding (unlimited number of shares
    authorized, $.001 par value)                                     29,792
   Net asset value and offering price per share              $         9.83
                                                               =============
   Redemption price per share, assuming 1% contingent
    deferred sales charge                                    $         9.73
                                                               =============






                     See Notes to the Financial Statements

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                                       3
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================================================================================
TRAUTMAN KRAMER VALUE PLUS FUND
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STATEMENT OF OPERATIONS
For the period April 1, 1998(1) through April 30, 1998
(Unaudited)
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INVESTMENT INCOME:
     Dividend Income (Net of withholding taxes of $4)       $           21
     Interest Income                                                   554
                                                              -------------
           Total investment income                                     575
                                                              -------------


EXPENSES:
     Investment advisory fees                                          153
     Administration fees                                             3,538
     Custodian fees                                                    638
     Fund Accounting fees                                            2,523
     Transfer Agent fees and expenses                                4,031
     Audit fees                                                        870
     Legal fees                                                      1,595
     Distribution fees                                                  76
     Printing and mailing expense                                      812
     Registration fees                                                 464
     Insurance expense                                                 899
     Amortization of organizational expenses                           894
     Shareholder servicing fees                                         38
                                                              -------------
        Total expenses before waiver and reimbursement              16,531
          Less: Fees waived and reimbursed by Adviser              (16,229)
                                                              -------------
                Net expenses                                           302
                                                              -------------
NET INVESTMENT INCOME                                                  273
                                                              -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                    0
     Change in unrealized depreciation on investments               (6,525)
                                                              -------------
           Net realized and unrealized gain (loss)
            on investments                                          (6,525)
                                                              -------------

NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                              $       (6,252)
                                                              =============

  (1)Commencement of Operations




                     See Notes to the Financial Statements

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                                       4
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================================================================================
TRAUTMAN KRAMER VALUE PLUS FUND
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STATEMENT OF CHANGES IN NET ASSETS
For the period April 1, 1998(1) through April 30, 1998
(Unaudited)
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OPERATIONS:
     Net investment income                                 $          273
     Net realized gain on investments                                   0
     Change in unrealized depreciation on investments              (6,525)
                                                             -------------
         Net decrease in net assets from operations                (6,252)
                                                             -------------


CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                    407,119
                                                             -------------
         Net increase in net assets from capital
          share transactions                                      407,119
                                                             -------------

TOTAL INCREASE IN NET ASSETS                                      400,867
                                                             -------------

NET ASSETS:
     Beginning of period                                                0
                                                             -------------

     End of period (including undistributed net
      investment income of $273)                             $    400,867
                                                             =============


  (1)Commencement of Operations





                     See Notes to the Financial Statements

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                                       5
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TRAUTMAN KRAMER VALUE PLUS FUND
================================================================================
FINANCIAL HIGHLIGHTS
For the period April 1, 1998(1) through April 30, 1998
(Unaudited)
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                                                      CLASS A        CLASS B
PER SHARE DATA:
     NET ASSET VALUE, BEGINNING OF PERIOD              $10.00         $10.00
                                                   ----------     ----------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment income                          0.01           0.01
          Net realized and unrealized loss
           on investments                               (0.18)         (0.18)
                                                   ----------     ----------
               Total from investment operations         (0.17)         (0.17)
                                                   ----------     ----------
     NET ASSET VALUE, END OF PERIOD                     $9.83          $9.83
                                                   ==========     ==========

TOTAL RETURN(2)                                         (1.70%)        (1.70%)

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                       $108,044       $292,823
     Ratio of net expenses to average
      net assets(3) (5)                                  1.98%          1.98%
     Ratio of net investment income to
      average net assets(3) (5)                          1.80%          1.80%
     Portfolio turnover rate(4)                           ---            ---


   1 Commencement of Operations.
   2 Not annualized - The total return calculation does not reflect the 4.50%
     front end sales charge for Class A, or the 1.00%CDSC on Class B.
   3 Annualized.
   4 During the period ended April 30, 1998, there were no sales of securities. 5 Net of fees waived or reimbursed amounting to 106.53% of average net assets for the period ended April 30, 1998.







                     See Notes to the Financial Statements

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                                       6
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================================================================================
TRAUTMAN KRAMER VALUE PLUS FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
April 30, 1998
(Unaudited)
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1.  ORGANIZATION

 Trautman Kramer Trust (the "Trust") was organized as a Delaware business trust on May 1, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified management investment company. Trautman Kramer Value Plus Fund ("the Fund") is currently the only series of the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on April 1, 1998.

 The costs incurred in connection with the organization, initial registration and public offering of shares aggregated $69,710. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Investment Adviser and will be reimbursed by the Fund.

 The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest, with $.001 par value. The Trust has issued two classes of shares in the Fund: Class A and Class B. Both classes of shares are subject to shareholder servicing fees of 0.25% and distribution fees of 0.50%, pursuant to Rule 12b-1. Class A and Class B shares are subject to a front-end sales charge imposed at the time of purchase in accordance with the Fund's prospectus. The maximum front-end sales charge, for Class A, is 4.50% of the offering price or 4.67% of the net asset value. The maximum front-end sales charge, for Class B, is 1.00% of the offering price or 1.01% of the net asset value. Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption from the Fund within 18 months from the time of original purchase. Each class of shares of the Fund has identical rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

 a) Investment Valuation - Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees.

 b) Federal Income Taxes - The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, including the requirements with respect to diversification of assets, distribution of income and sources of income.

 c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Net investment income and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

 d) Distributions to Shareholders - Dividends from net investment income of the Fund are declared and paid at least annually. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

 e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the


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TRAUTMAN KRAMER VALUE PLUS FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
April 30, 1998
(Unaudited)
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     reporting period. Actual results could differ from those estimates.

 f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Fund for the period April 1, 1998 through April 30, 1998 were as follows:


                               CLASS A   CLASS B
                               -------   -------
          Shares sold          10,996    29,792
                               -------   -------
          Net increase         10,996    29,792
                               =======   =======

4.  INVESTMENT TRANSACTIONS

 The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period April 1, 1998 through April 30, 1998, were as follows:

           Purchases
              U.S. Government.................................$0
              Other.....................................$272,948
           Sales
              U.S. Government.................................$0
              Other...........................................$0

 At April 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

             Appreciation.................................$1,143
             (Depreciation)..............................($7,668)
                                                         --------
             Net depreciation on investments.............($6,525)
                                                         ========

 At April 30, 1998, the cost of investments for federal income tax purposes was $372,130.

5. INVESTMENT ADVISORY AND OTHER  AGREEMENTS

 The Trust, on behalf of The Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Trautman Kramer Capital Management, Inc. (the "Investment Adviser"). Pursuant to its advisory agreement, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, for the performance of its services at an annual rate of 1.00% of average daily net assets.

 For the period April 1, 1998 through April 30, 1998, the adviser has waived or reimbursed the following fees:

 Advisory Fees Waived             $153
 Service Fees Waived                38
 12b-1 Fees Waived                  76
 Reimbursement by Adviser       15,962
                               -------
                               $16,229
                               =======

 The Adviser has retained Tocqueville Asset Management L.P. (the "Sub-Adviser) to provide sub-advisory services to the Fund pursuant to a sub-advisory agreement. For its services under the sub-advisory agreement, the Adviser pays the Sub-Adviser a fee at an annual rate of .50% of average daily net assets.

 Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Funds.

 The Fund has adopted a written plan of distribution (the "Plan") for each class of shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the plan, the Fund pays for distribution activities related to the sale of its shares up to an annual amount equal to 50% of the average daily net assets of Class A and Class B shares.



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                               INVESTMENT ADVISER
                    Trautman Kramer Capital Management, Inc.
                                500 Fifth Avenue
                             New York, New York 10110
                    Phone: (212) 575-5500 or (800) 895-4800
                              fax: (212) 575-6589

                             INVESTMENT SUB-ADVISER
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                            New York, New York 10019
                             Phone: (212) 698-0800
                              Fax: (212) 262-0154

                                  DISTRIBUTOR
                        Trautman Kramer & Company, Inc.
                                500 Fifth Avenue
                            New York, New York 10110
                    Phone: (212) 575-5500 or (800) 895-4800
                              Fax: (212) 575-6589
                                  www.tkco.com

                       SHAREHOLDERS' SERVICING, CUSTODIAN
                               AND TRANSFER AGENT
                             Firstar Trust Company
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                             Phone: (888) 852-6825

                               BOARD OF TRUSTEES
                                James A. Arcara
                                  Michael Asch
                              Robert A. DeFruscio
                                Robert J. Kramer
                              Gregory O. Trautman
                              John W. Wilson, III





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